Derivative Instruments and Hedging Activities - Schedule of Changes in Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accumulated other comprehensive income (loss):
Beginning balance	$ (1,254)
Unrealized gain on derivatives, net of tax	1,265	(1,254)
Ending balance	11	(1,254)
Gains (Losses) on Cash Flow Hedges [Member]
Accumulated other comprehensive income (loss):
Beginning balance	(1,254)
Other comprehensive income before reclassifications	257
Amounts reclassified from accumulated other comprehensive income to interest expense	1,008
Unrealized gain on derivatives, net of tax	1,265
Ending balance	$ 11